Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - EVOLUTION METALS LLC [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Assets
Money Market Funds	$ 3,607,557	$ 2,588,289
Total assets	3,607,557	2,588,289
Liabilities
July Investment Agreement Derivative	65,803,887	53,231,638	$ 17,500,017
CPU Share Allocation Obligation	17,426,650	10,231,516
Total liabilities	83,230,537	63,463,154
Fair Value, Inputs, Level 1 [Member]
Assets
Money Market Funds	3,607,557	2,588,289
Total assets	3,607,557	2,588,289
Liabilities
July Investment Agreement Derivative
CPU Share Allocation Obligation
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Assets
Money Market Funds
Total assets
Liabilities
July Investment Agreement Derivative
CPU Share Allocation Obligation
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Assets
Money Market Funds
Total assets
Liabilities
July Investment Agreement Derivative	65,803,887	53,231,638
CPU Share Allocation Obligation	17,426,650	10,231,516
Total liabilities	$ 83,230,537	$ 63,463,154